SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE (Details) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Exercise price	$ 0.01	$ 0.01
Expected term (years)	1 year	1 year
Expected stock price volatility	114.10%	71.10%
Risk-free rate of interest	4.35%	4.35%
Expected dividend rate	0.00%	0.00%